Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT3-0623
1.9867772.107
Common Stocks - 99.4%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.7%
REITs - Apartments - 11.3%
American Homes 4 Rent Class A	20,182	671,253
Apartment Investment & Management Co. Class A	9,483	74,252
AvalonBay Communities, Inc.	9,004	1,624,051
Camden Property Trust (SBI)	6,557	721,598
Centerspace	1,020	57,508
Equity Residential (SBI)	23,013	1,455,572
Essex Property Trust, Inc.	4,215	926,162
Independence Realty Trust, Inc.	14,570	242,591
Invitation Homes, Inc.	39,340	1,312,776
Mid-America Apartment Communities, Inc.	7,453	1,146,271
UDR, Inc.	20,504	847,430
		9,079,464
REITs - Diversified - 22.5%
Alexander & Baldwin, Inc.	4,724	90,843
Apartment Income (REIT) Corp.	10,175	376,272
Apple Hospitality (REIT), Inc.	13,967	207,969
Armada Hoffler Properties, Inc.	4,340	50,865
Broadstone Net Lease, Inc.	10,911	176,431
Cousins Properties, Inc.	9,672	210,946
Crown Castle International Corp.	27,169	3,344,232
Digital Realty Trust, Inc.	18,315	1,815,932
Elme Communities (SBI)	5,386	92,801
EPR Properties	4,819	202,205
Equinix, Inc.	5,853	4,238,040
Gaming & Leisure Properties	16,408	853,216
Gladstone Commercial Corp.	2,737	32,680
Gladstone Land Corp.	2,160	34,798
Global Net Lease, Inc.	6,700	75,442
InvenTrust Properties Corp.	4,310	97,191
Lamar Advertising Co. Class A	5,592	590,963
Necessity Retail (REIT), Inc./The	8,442	46,515
NexPoint Diversified Real Estate Trust	330	3,518
NexPoint Residential Trust, Inc.	1,505	64,610
One Liberty Properties, Inc.	1,143	25,169
Outfront Media, Inc.	9,218	153,572
Potlatch Corp. (a)	5,184	239,656
SBA Communications Corp. Class A	6,936	1,809,533
Uniti Group, Inc.	16,255	55,592
VICI Properties, Inc.	62,017	2,104,857
Vornado Realty Trust	10,872	163,189
WP Carey, Inc.	12,410	920,822
		18,077,859
REITs - Health Care - 7.3%
CareTrust (REIT), Inc.	6,245	121,715
Community Healthcare Trust, Inc.	1,611	57,658
Diversified Healthcare Trust (SBI)	16,511	15,081
Global Medical REIT, Inc.	4,692	43,542
Healthcare Trust of America, Inc.	24,438	483,384
Healthpeak Properties, Inc.	34,667	761,634
LTC Properties, Inc.	2,521	84,327
Medical Properties Trust, Inc.	38,691	339,320
Physicians Realty Trust	14,495	209,018
Sabra Health Care REIT, Inc.	14,876	169,586
Universal Health Realty Income Trust (SBI)	885	38,498
Ventas, Inc.	25,616	1,230,849
Welltower, Inc.	29,170	2,310,847
		5,865,459
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	2,941	146,374
Omega Healthcare Investors, Inc.	15,125	404,745
		551,119
REITs - Hotels - 2.4%
Chatham Lodging Trust	2,863	29,317
DiamondRock Hospitality Co.	13,552	109,907
Host Hotels & Resorts, Inc.	45,944	742,914
Park Hotels & Resorts, Inc.	15,015	180,931
Pebblebrook Hotel Trust	8,495	120,884
RLJ Lodging Trust	10,565	106,707
Ryman Hospitality Properties, Inc.	3,347	300,092
Service Properties Trust	10,661	93,497
Summit Hotel Properties, Inc.	6,888	44,359
Sunstone Hotel Investors, Inc. (a)	13,710	130,656
Xenia Hotels & Resorts, Inc.	7,346	93,000
		1,952,264
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,568	391,808
REITs - Management/Investment - 10.8%
American Assets Trust, Inc.	3,316	60,351
American Tower Corp.	29,655	6,061,185
Empire State Realty Trust, Inc.	9,090	55,540
LXP Industrial Trust (REIT)	18,361	172,593
National Retail Properties, Inc.	11,247	489,245
Rayonier, Inc.	9,403	294,878
Safehold, Inc.	2,656	73,624
UMH Properties, Inc.	3,479	52,881
Weyerhaeuser Co.	47,959	1,434,454
		8,694,751
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	11,357	782,497
Sun Communities, Inc.	7,832	1,088,100
		1,870,597
REITs - Office Buildings - 0.0%
Office Properties Income Trust	3,288	21,438
REITs - Office Property - 4.0%
Alexandria Real Estate Equities, Inc.	9,979	1,239,192
Boston Properties, Inc.	9,596	512,043
Brandywine Realty Trust (SBI)	11,937	46,912
City Office REIT, Inc.	3,125	18,188
Corporate Office Properties Trust (SBI)	7,177	164,282
Douglas Emmett, Inc.	11,555	148,828
Easterly Government Properties, Inc.	5,716	80,424
Equity Commonwealth	7,008	145,206
Franklin Street Properties Corp.	6,753	7,833
Highwoods Properties, Inc. (SBI)	6,888	157,873
Hudson Pacific Properties, Inc.	9,535	53,015
JBG SMITH Properties	7,112	101,488
Kilroy Realty Corp.	6,825	199,563
Orion Office (REIT), Inc.	3,638	22,337
Paramount Group, Inc.	11,093	48,033
Piedmont Office Realty Trust, Inc. Class A	8,261	53,779
SL Green Realty Corp.	4,354	103,059
Veris Residential, Inc. (b)	4,894	80,017
		3,182,072
REITs - Regional Malls - 3.3%
CBL & Associates Properties, Inc. (a)	805	18,620
Simon Property Group, Inc.	21,115	2,392,752
Tanger Factory Outlet Centers, Inc.	6,699	131,367
The Macerich Co.	13,826	138,122
		2,680,861
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	6,115	82,614
Alexanders, Inc.	147	27,352
Brixmor Property Group, Inc.	19,261	410,837
Federal Realty Investment Trust (SBI)	4,607	455,586
Kimco Realty Corp.	39,740	762,611
Kite Realty Group Trust	14,072	291,572
Phillips Edison & Co., Inc.	7,400	233,396
Realty Income Corp.	39,078	2,455,662
Regency Centers Corp.	9,991	613,747
Retail Opportunity Investments Corp.	7,986	104,058
RPT Realty	5,734	53,326
Saul Centers, Inc.	916	33,003
SITE Centers Corp.	12,554	154,916
Urban Edge Properties	7,560	110,905
Urstadt Biddle Properties, Inc. Class A	1,902	32,752
		5,822,337
REITs - Single Tenant - 1.4%
Agree Realty Corp.	4,867	330,907
Essential Properties Realty Trust, Inc.	8,633	213,667
Four Corners Property Trust, Inc.	5,151	131,402
Getty Realty Corp.	2,533	84,425
NETSTREIT Corp.	3,321	60,509
Spirit Realty Capital, Inc.	8,651	332,717
		1,153,627
REITs - Storage - 8.7%
CubeSmart	14,441	656,921
Extra Space Storage, Inc.	8,647	1,314,690
Iron Mountain, Inc.	18,637	1,029,508
Life Storage, Inc.	5,440	731,027
National Storage Affiliates Trust	5,716	220,352
Public Storage	10,171	2,998,716
		6,951,214
REITs - Warehouse/Industrial - 12.2%
Americold Realty Trust	17,277	511,226
EastGroup Properties, Inc.	2,688	447,713
First Industrial Realty Trust, Inc.	8,514	446,730
Industrial Logistics Properties Trust	4,687	9,655
Plymouth Industrial REIT, Inc.	2,758	55,822
Prologis (REIT), Inc.	59,374	7,436,593
Rexford Industrial Realty, Inc.	10,697	596,572
Terreno Realty Corp.	4,909	302,345
		9,806,656
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		76,101,526
Real Estate Management & Development - 4.7%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	944	22,420
The St. Joe Co.	2,104	86,474
		108,894
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	1,179	22,802
Howard Hughes Corp. (b)	2,427	187,777
		210,579
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	9,699	120,559
FRP Holdings, Inc. (b)	360	20,880
Kennedy-Wilson Holdings, Inc.	7,916	132,830
WeWork, Inc. (a)(b)	13,221	5,573
		279,842
Real Estate Services - 3.9%
Anywhere Real Estate, Inc. (b)	7,479	47,641
CBRE Group, Inc. (b)	20,946	1,605,720
Compass, Inc. (b)	15,866	37,126
Cushman & Wakefield PLC (a)(b)	9,476	93,339
Doma Holdings, Inc. Class A (a)(b)	11,443	4,920
Douglas Elliman, Inc.	5,220	16,652
eXp World Holdings, Inc. (a)	4,923	57,550
Jones Lang LaSalle, Inc. (b)	3,122	434,083
Marcus & Millichap, Inc.	1,575	49,565
Newmark Group, Inc.	10,461	66,323
Offerpad Solutions, Inc. (a)(b)	6,552	3,062
Opendoor Technologies, Inc. (a)(b)	28,248	38,982
RE/MAX Holdings, Inc.	1,168	22,554
Redfin Corp. (a)(b)	6,541	48,730
Zillow Group, Inc.:
Class A (b)	80	3,422
Class C (b)	14,156	616,352
		3,146,021
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (b)	2,315	17,339
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,762,675
TOTAL COMMON STOCKS (Cost $72,167,922)		79,864,201

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $99,252)	100,000	99,195

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	369,041	369,115
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	443,101	443,145
TOTAL MONEY MARKET FUNDS (Cost $812,260)		812,260

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $73,079,434)	80,775,656
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(406,416)
NET ASSETS - 100.0%	80,369,240

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	7	Jun 2023	232,890	6,630	6,630
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Jun 2023	250,060	7,425	7,425

TOTAL FUTURES CONTRACTS					14,055
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,565.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,155,031	5,479,490	6,265,406	9,929	-	-	369,115	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	3,415,032	10,535,922	13,507,809	5,775	-	-	443,145	0.0%
Total	4,570,063	16,015,412	19,773,215	15,704	-	-	812,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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